Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MainStay VP Funds Trust and Shareholders of each of the portfolios listed in Appendix 1:

In planning and performing our audits of the financial statements of the portfolios listed in Appendix 1 (constituting MainStay VP Funds Trust, hereafter collectively referred to as the "Portfolios") as of and for the year ended December 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios' internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2021.


This report is intended solely for the information and use of the Board of Trustees of MainStay VP Funds Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



PricewaterhouseCoopers LLP
New York, New York
February 24, 2022


Appendix 1
MainStay VP Funds Trust

1.	MainStay VP IQ Hedge Multi-Strategy Portfolio
2.	MainStay VP Balanced Portfolio
3.	MainStay VP Bond Portfolio
4.	MainStay VP Wellington U.S. Equity Portfolio (formerly known as
        MainStay VP MacKay Common Stock Portfolio)
5.	MainStay VP Conservative Allocation Portfolio
6.	MainStay VP MacKay Convertible Portfolio
7.	MainStay VP Wellington Growth Portfolio (formerly known as
        MainStay VP MacKay Growth Portfolio)
8.	MainStay VP CBRE Global Infrastructure Portfolio
9.	MainStay VP Small Cap Growth Portfolio
10.	MainStay VP Candriam Emerging Markets Equity Portfolio (formerly known as MainStay VP Emerging Markets Equity Portfolio)
11.	MainStay VP Floating Rate Portfolio
12.	MainStay VP MacKay Government Portfolio
13.	MainStay VP Equity Allocation Portfolio (formerly known as
        MainStay VP Growth Allocation Portfolio)
14.	MainStay VP MacKay High Yield Corporate Bond Portfolio
15.	MainStay VP Epoch U.S. Equity Yield Portfolio
16.	MainStay VP Indexed Bond Portfolio
17.	MainStay VP Income Builder Portfolio
18.	MainStay VP MacKay International Equity Portfolio
19.	MainStay VP Janus Henderson Balanced Portfolio
20.	MainStay VP Winslow Large Cap Growth Portfolio
21.	MainStay VP Fidelity Institutional AM Utilities Portfolio
22.	MainStay VP Wellington Mid Cap Portfolio (formerly known as
        MainStay VP MacKay Mid Cap Core Portfolio)
23.	MainStay VP Moderate Allocation Portfolio
24.	MainStay VP Growth Allocation Portfolio (formerly known as
        MainStay VP Moderate Growth Allocation Portfolio)
25.	MainStay VP PIMCO Real Return Portfolio
26.	MainStay VP MacKay S&P 500 Index Portfolio
27.	MainStay VP Wellington Small Cap Portfolio (formerly known as
        MainStay VP MacKay Small Cap Core Portfolio)
28.	MainStay VP T. Rowe Price Equity Income Portfolio
29.	MainStay VP U.S. Government Money Market Portfolio
30.	MainStay VP MacKay Strategic Bond Portfolio (formerly known as
        MainStay VP MacKay Unconstrained Bond Portfolio)
31.	MainStay VP Natural Resources Portfolio (formerly known as
        MainStay VP Mellon Natural Resources Portfolio)